Issued capital and reserves (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Issued Capital And Reserves [Abstract]
Number of shares authorized for issuance (in shares)	175,362,465,000	175,362,465,000
Number of shares outstanding (in shares)	175,362,465,000	175,362,465,000